Commitments and Contingencies - Schedule of Future Minimum Commitments under Leases, Service Agreements and Other Contractual, Quarterly (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating Lease Obligations, 2024 (remaining 3 months)	$ 1,122
Operating Lease Obligations, 2025	4,211	$ 3,763
Operating Lease Obligations, 2026	3,833	3,710
Operating Lease Obligations, 2027	2,656	3,426
Operating Lease Obligations, 2028	2,526	2,284
Operating Lease Obligations, 2029 and thereafter	9,026
Operating Lease Obligations, Total payments	23,374	24,162
Less: imputed interest	(3,330)	(3,678)
Less: leases less than 12 months	(188)	(153)
Operating Lease, Obligations, Total Lease Liabilities	19,856	20,027
Future Purchase Obligations, 2024 (remaining 3 months)	5,991
Future Purchase Obligations, 2025	19,867	21,167
Future Purchase Obligations, 2026	4,480	21,062
Future Purchase Obligations, Total Payments	$ 30,338	$ 46,709